Provisions - Schedule of provision for pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	€ 8,149	€ 9,583	€ 10,852	€ 13,987
Provisions for defined benefits	3,335	4,419	5,719
Provision for pensions and other obligations post -employments and Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	3,342	4,427	5,727
Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions	2,392	3,185	3,976	6,358
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	950	1,242	1,751	€ 1,382
Spain
Disclosure of other provisions [line items]
Provisions for pre-retirements	884	1,176	1,676
Spain | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions	1,245	1,709	1,881
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	895	1,188	1,695
United Kingdom | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions	29	44	449
Other subsidiaries | Pensions and other post-retirement obligations
Disclosure of other provisions [line items]
Provisions	1,118	1,432	1,646
Other subsidiaries | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	€ 55	€ 54	€ 56